CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (CAD) In Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2011	4,649	1,854	86	(2,736)	5,445
Net income	484				484
Other comprehensive income (loss) (Note 9)	(32)			(32)
Dividends declared	(232)				(232)
Effect of stock-based compensation expense	25		25
Shares issued under stock option plan (Note 23)	203	273	(70)
Ending Balance at Dec. 31, 2012	5,097	2,127	41	(2,768)	5,697
Net income	875				875
Other comprehensive income (loss) (Note 9)	1,265			1,265
Dividends declared	(246)				(246)
Effect of stock-based compensation expense	17		17
Shares issued under stock option plan (Note 23)	89	113	(24)
Ending Balance at Dec. 31, 2013	7,097	2,240	34	(1,503)	6,326
Net income	1,476				1,476
Other comprehensive income (loss) (Note 9)	(716)			(716)
Dividends declared	(241)				(241)
Effect of stock-based compensation expense	19		19
CP Common Shares repurchased (Note 23)	(2,089)	(136)			(1,953)
Shares issued under stock option plan (Note 23)	64	81	(17)
Ending Balance at Dec. 31, 2014	5,610	2,185	36	(2,219)	5,608